SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS

18. Subsequent Events

The Company has evaluated subsequent events through May 18, 2021, which is the date the condensed consolidated financial statements were available for issuance.

APXT Share Purchase Program

On April 14, 2021, AvePoint announced that its Board of Directors has authorized a share purchase program pursuant to which AvePoint may purchase up to $20.0 million of Apex Technology Acquisition Corporation common stock until the date on which the SEC declares Apex’s S-4 Registration Statement effective. As the date of this filing AvePoint has purchased $1.6 million under this purchase program and does not intend to purchase any additional shares.

18. Subsequent Events

The Company has evaluated subsequent events through March 10, 2021, which is the date the audited consolidated financial statements were available for issuance.

EduTech Redeemable Noncontrolling Interest

As of December 31, 2020, the Company owned 77.78% and AEPL owned 22.22% of EduTech. On February 11, 2021, AEPL contributed an additional 1.0 million Singapore Dollars, which represents an additional investment of $0.8 million. At the transaction closing date, AvePoint’s ownership was diluted to 76.09% and AEPL’s ownership increased to 23.91%.

Apex Technology Acquisition Corp [Member]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, the Company did not identify subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

NOTE 12. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review other than as described in footnote 2, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.